Related-Party Transactions (Details)		1 Months Ended						12 Months Ended
	Feb. 23, 2024 USD ($)	Dec. 31, 2024 USD ($) employee	Sep. 30, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	May 31, 2024	Mar. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2021
Related-Party Transactions
Receipt of notes payable									$ 439,004
Notes and interest payable		$ 439,004							439,004
Angel Studios, Inc. CIK: 0001671941
Related-Party Transactions
Lease payments									800,000	$ 700,000	$ 500,000
Receipt of notes payable									23,750,000	28,911,394	2,000,000
Paid back amount									$ 18,626,081	26,981,122	208,373
Term of repayment						100 days
Number of employees | employee		0							0
Notes and interest payable		$ 11,455,940							$ 11,455,940	4,160,277
Related Party | Angel Studios, Inc. CIK: 0001671941
Related-Party Transactions
Expenses for marketing services									500,000	1,000,000	1,700,000
Ownership interest												50.00%
Lease payments									$ 400,000	400,000	$ 400,000
Related Party | Angel P&A | Angel Studios, Inc. CIK: 0001671941
Related-Party Transactions
Ownership interest	100.00%
Related Party | Angel P&A | Angel Studios, Inc. CIK: 0001671941 | Revolving P&A loan agreement
Related-Party Transactions
Maximum borrowing capacity	$ 15,000,000
Maximum Revenue participation rights payable (in percent)	115.00%
Rate of return on initial investment (in percent)									10.00%
Receipt of notes payable		8,000,000		$ 2,000,000			$ 10,000,000
Paid back amount			$ 2,000,000		$ 10,000,000
Notes and interest payable		$ 8,200,000							$ 8,200,000	$ 0
Minimum [Member] | Related Party | Angel P&A | Angel Studios, Inc. CIK: 0001671941 | Revolving P&A loan agreement
Related-Party Transactions
Rate of return on initial investment (in percent)	10.00%
Maximum [Member] | Related Party | Angel P&A | Angel Studios, Inc. CIK: 0001671941 | Revolving P&A loan agreement
Related-Party Transactions
Rate of return on initial investment (in percent)	15.00%
Subsequent event | Related Party | Angel P&A | Angel Studios, Inc. CIK: 0001671941 | Revolving P&A loan agreement
Related-Party Transactions
Maximum borrowing capacity								$ 5,000,000
Paid back amount								$ 8,000,000